Condensed financial information of registrant Prudential plc - Statements of Financial Position (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash at bank and in hand	$ 2,164	$ 1,923
Capital and reserves
Shareholders’ funds	20,117	17,492
Parent Company
Fixed assets
Investments in subsidiary undertakings	13,308	13,789
Current assets
Amounts owed by subsidiary undertakings	8,067	6,577
Cash at bank and in hand	42	107
Prepayments and other debtors	2		$ 3
Total current assets	8,111	6,687
Liabilities: amounts falling due within one year
Amounts owed to subsidiary undertakings	(1,754)	(852)
Tax payable	(9)	(8)
Other liabilities	(1)	(19)
Total current liabilities	(1,764)	(879)
Net current assets	6,347	5,808
Total assets less current liabilities	19,655	19,597
Liabilities: amounts falling due after more than one year
Amounts owed to subsidiary undertakings	(4,210)	(3,637)
Total net assets	15,445	15,960
Capital and reserves
Share capital	169	176
Capital redemption reserve	14		$ 7
Share premium	5,011	5,009
Profit and loss account	10,251	10,768
Shareholders’ funds	$ 15,445	$ 15,960